UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax		$ (263,001)	$ (198,644)
Adjustments for:
Finance income		(32,150)	(47,550)
Finance costs		15,919	16,463
Provision for inventory reserve		(4,001)	6,828
Depreciation of property, plant and equipment		6,713	7,957
Depreciation of right-of-use assets		10,219	7,041
Foreign currency exchange loss, net		165,395	1,111
Equity-settled share-based compensation expense		49,658	55,553
Other, net	[1]	1,266	1,137
Cash flows provided by (used in) operations before changes in working capital		(49,982)	(150,104)
Decrease in trade receivables		5,510	99,336
Increase in prepayments, other receivables and other assets		(85,636)	(43,929)
Increase in collaboration inventories		(647)	(10,943)
Increase in trade payables	[2]	60,302	8,024
(Decrease)/increase in other payables and accruals	[2],[3]	(11,006)	47,164
Decrease in contract liabilities, net		(28,847)	(37,507)
Other assets and liabilities, net	[4]	(1,651)	(620)
Interest income received		41,184	27,520
Income tax paid		(17,222)	(896)
Net cash used in operating activities		(87,995)	(61,955)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment		(16,231)	(11,727)
Prepayment to collaborator for collaboration assets		(30,338)	(49,110)
Purchase of financial assets measured at fair value through profit or loss		0	(149,800)
Cash received from withdrawal of financial assets measured at fair value through profit or loss		0	149,800
Cash receipts of investment income		0	2,467
Purchases of time deposits		(4,537,381)	(2,249,001)
Maturities of time deposits		4,655,064	1,544,669
Net cash provided by/(used in) investing activities		71,114	(762,702)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options		2,989	9,113
Principal portion of lease payments		(2,642)	(3,082)
Net cash provided by financing activities		347	6,031
Effect of foreign exchange rate changes, net		8,678	190
NET DECREASE IN CASH AND CASH EQUIVALENTS		(7,856)	(818,436)
Cash and cash equivalents at beginning of year		286,749	1,277,713
CASH AND CASH EQUIVALENTS AT END OF PERIOD		278,893	459,277
Analysis of balances of cash and cash equivalents
Cash and bank balances		992,661	1,217,492
Less: Pledged deposits		70	583
Time deposits		713,698	757,632
Cash and cash equivalents as stated in the statement of financial position		278,893	459,277
Cash and cash equivalents as stated in the statement of cash flows		$ 278,893	$ 459,277

[1]	Certain prior year amounts including loss on disposal of PPE, amortization of intangible assets, and deferred government grant have been grouped into the other, net line item for comparative purposes.
[2]	Certain prior year amounts have been reclassified between increase in trade payables and (decrease)/increase in other payables and accruals for comparative purposes.
[3]	Certain prior year amounts including Interest on lease payments have been grouped into (decrease)/increase in other payables and accruals.
[4]	Certain prior year amounts including decrease/(increase) in other non-current assets, government grant received, increase/(decrease) in other non-current liabilities, and increase in pledged deposits, net have been grouped into the other assets and liabilities, net line item for comparative purposes.